Note 11 - Loans Payable (Details Textual) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unsecured bridge loan [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions		$ 50,000	$ 480,000
Unsecured loan [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 150,000	$ 50,000